EQUITY (Details Narrative)				3 Months Ended		6 Months Ended	12 Months Ended
	Feb. 15, 2024 shares	Jan. 24, 2024 USD ($)	Nov. 15, 2023 shares	Mar. 31, 2024 USD ($) $ / shares shares	Mar. 31, 2023 USD ($) shares	Jun. 30, 2023 $ / shares shares	Dec. 31, 2023 USD ($) $ / shares shares	Dec. 31, 2022 USD ($) $ / shares shares	Mar. 01, 2024 shares	Aug. 15, 2023 shares
Accumulated Other Comprehensive Income (Loss) [Line Items]
Common stock, shares authorized				50,000,000			50,000,000	50,000,000
Common stock, par value | $ / shares				$ 0.01			$ 0.01	$ 0.01
Common stock, shares issued				9,610,000			9,550,000	15,000,000
Common stock, shares outstanding				9,610,000			9,550,000	15,000,000
Cancellation of common stocks | $
Number of stock issued services	50,000		40,000	1,440,000
Issuance of shares	10,000		40,000
Issuance of shares, value | $					(129)		(140)	$ 616
Subscription receivable | $		$ 25,000			$ 75,000
Maturity date	May 15, 2024
Number of shares issued during period extension	10,000
Number of shares issued during period all five extension	20,000
Number of shares issued			10,000							30,000
Warrant oustanding | $							$ 361,724
Warrant exercised						100,000	100,000
Stock options exercised							100,000
Measurement Input, Price Volatility [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Warrants measurement input				0.6913			0.6913
Measurement Input, Expected Dividend Rate [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Warrants measurement input				0			0
Measurement Input, Discount Rate [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Warrants measurement input							0.0396
Private Placement [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Issuance of shares							2,000,000
Share price | $ / shares							$ 2.00
Legal fees | $							$ 530,000
Number of shares issued									100,000
Private Placement [Member] | Related Party [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Purchase of common stock							150,000
Restricted Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of stock issued services							2,100,000
Issuance of shares, value | $							$ 4,200,000
Fair market value | $							$ 80,000
Share price | $ / shares							$ 2
Board Of Directors [Member] | Restricted Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Issuance of shares							15,000
Christopher Von Zweh [Member] | Restricted Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Issuance of shares							595,000
Third Parties [Member] | Restricted Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Issuance of shares							1,490,000
Common Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Cancellation of common stocks, shares					7,880,000		7,880,000
Cancellation of common stocks | $					$ (78,800)		$ (78,800)
Issuance of shares, value | $
Purchase of warrants						300,000	300,000
Common Stock [Member] | Private Placement [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Issuance of shares							290,000
Number of shares issued									50,000
Common Stock [Member] | Private Placement [Member] | Related Party [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Purchase of common stock							75,000
Common Stock [Member] | Chief Executive Officer [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Cancellation of common stocks, shares							7,880,000
Additional Paid-in Capital [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Cancellation of common stocks | $					$ 78,800		$ 78,800
Issuance of shares, value | $								$ 616
Additional Paid-in Capital [Member] | Chief Executive Officer [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Cancellation of common stocks | $							$ 78,800
Non Refundable Shares [Member] | Restricted Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Issuance of shares							40,000
Warrant [Member] | Consulting Agreement [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Purchase of warrants						300,000
Exercise price | $ / shares						$ 2